Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of prepaid expenses and other current assets

	December 31, 2016	December 31, 2015
VAT and other tax credits	2,526	1,677
Insurance claims receivable, net	1,744	1,319
Deferred insurance premiums	2,042	834
Advances to suppliers	1,285	91
Other	2,195	2,313

Total prepaid expenses and other current assets	$ 9,792	$ 6,234